DEPRECIATION, AMORTIZATION, AND IMPAIRMENT (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization
Depreciation of property, plant, and equipment	$ (55,623)	$ (45,025)	$ (36,195)
Amortization of Intangible assets	(22,200)	(20,334)	(17,419)
Total depreciation and amortization	(77,823)	(65,359)	(53,614)
Impairment of property, plant, and equipment	(354)	(234)	(21)
Impairment of intangibles	(5,290)
Total	$ (83,467)	$ (65,593)	$ (53,635)